INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES
15.	INCOME TAXES

The recovery of income taxes shown in the statements of loss and comprehensive loss differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	2022	2021
	$	$
(Loss) before income taxes	(89,989,659)	(50,640,075)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) expense at statutory rate	(24,297,000)	(13,673,000)
Flow-through shares and other non-deductible differences	17,468,000	8,136,000
Change in unrecognized deductible temporary differences	6,829,000	5,537,000
Income tax expense (recovery)	—	—

The significant components of the Company’s deductible temporary differences, unused tax credits and unused tax losses that have not been included on the statement of financial position are as follows:

	2022	2021
	$	$
Investments	10,291,000	941,000
Exploration and evaluation assets	14,290,000	12,674,000
Non-capital tax losses carryforward	18,416,000	8,537,000
Net capital losses carryforward	11,528,000	167,000
Capital assets	1,362,000	556,000
Reclamation provision	1,411,000	—
Other	7,096,000	5,319,000
Total	64,394,000	28,194,000

As at December 31, 2022, the Company has Canadian non-capital loss carry forwards of approximately $18,416,000 that may be available for tax purposes. The Company’s non-capital losses expire as follows:

Expiry Date	$
2040	791,000
2041	7,661,000
2042	9,964,000
18,416,000

As at December 31, 2022, the Company also has capital loss carry forwards of approximately $11,528,000 that may be available for tax purposes. These losses can be carried forward indefinitely.